Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Segment Information
a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2023

Revenue from external customers	$256,805,887	$49,879,923	$268,218,002	$7,010,659	$-	$581,914,471
Inter-group revenues (Note 1)	4,550,622	447,279	26,639,833	6,776,002	(38,413,736)	-
Segment revenues	261,356,509	50,327,202	294,857,835	13,786,661	-	620,328,207
Interest income	188,704	124,443	1,087,121	113,139	-	1,513,407
Interest expense	(2,907,679)	(720,145)	(1,816,814)	(794,272)	-	(6,238,910)
Depreciation and amortization	(34,110,372)	(16,173,653)	(5,335,496)	(2,482,342)	-	(58,101,863)
Share of the profit or loss of associates and joint ventures	916,310	134,667	38,211	(8,588)	-	1,080,600
Impairment loss	(81,133)	(65,437)	-	-	-	(146,570)
Segment profit before income tax	25,405,636	9,369,875	9,216,053	(1,379,741)	-	42,611,823
Expenditures for segment assets	27,881,152	13,664,416	6,207,532	1,005,549	-	48,758,649

December 31, 2023

Investments accounted for using the equity method	15,159,266	2,338,125	2,160,112	20,811	-	19,678,314
Contract assets	4,066,174	1,033,902	-	-	-	5,100,076

For the year ended December 31, 2024

Revenue from external customers	261,731,413	54,561,480	271,293,309	7,823,383	-	595,409,585
Inter-group revenues (Note 1)	5,829,221	420,691	35,110,458	6,536,547	(47,896,917)	-
Segment revenues	267,560,634	54,982,171	306,403,767	14,359,930	-	643,306,502
Interest income	223,222	182,106	1,409,437	68,753	-	1,883,518
Interest expense	(2,701,084)	(766,292)	(2,062,626)	(1,217,841)	-	(6,747,843)
Depreciation and amortization	(33,951,864)	(17,457,538)	(5,895,380)	(2,510,430)	-	(59,815,212)
Share of the profit or loss of associates and joint ventures	698,852	53,574	152,996	(8,720)	-	896,702
Impairment loss	(121,992)	(2,845)	(51,186)	-	-	(176,023)
Segment profit before income tax	28,948,970	10,616,147	7,594,473	(5,426,217)	-	41,733,373
Expenditures for segment assets	58,566,380	31,397,079	5,551,760	692,327	-	96,207,546

December 31, 2024

Investments accounted for using the equity method	15,422,237	2,618,682	2,355,629	26,792	-	20,423,340
Contract assets	4,337,297	1,303,020	-	-	-	5,640,317

For the year ended December 31, 2025

Revenue from external customers	308,342,594	71,900,228	257,192,747	7,952,141	-	645,387,710
Inter-group revenues (Note 1)	5,671,362	557,926	31,708,367	8,430,074	(46,367,729)	-
Segment revenues	314,013,956	72,458,154	288,901,114	16,382,215	-	691,755,439
Interest income	158,334	178,655	1,471,308	71,388	-	1,879,685
Interest expense	(3,247,286)	(1,199,998)	(1,931,523)	(1,099,593)	-	(7,478,400)
Depreciation and amortization	(37,261,275)	(22,205,667)	(5,622,193)	(2,350,702)	-	(67,439,837)
Share of the profit or loss of associates and joint ventures	648,174	33,103	145,186	(10,473)	-	815,990
Impairment loss	(47,482)	(38,030)	(40,192)	(480,277)	-	(605,981)
Segment profit before income tax	31,039,237	15,124,700	7,654,796	(2,515,637)	-	51,303,096
Expenditures for segment assets	113,391,501	51,649,837	5,894,373	680,818	-	171,616,529

December 31, 2025

Investments accounted for using the equity method	19,312,606	3,355,902	2,362,319	-	-	25,030,827
Contract assets	6,067,444	1,500,668	-	-	-	7,568,112

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2025

Revenue from external customers	$9,829,219	$2,292,006	$8,198,685	$253,495	$-	$20,573,405
Inter-group revenues (Note 1)	180,789	17,785	1,010,786	268,731	(1,478,091)	-
Segment revenues	10,010,008	2,309,791	9,209,471	522,226	-	22,051,496
Interest income	5,047	5,695	46,902	2,276	-	59,920
Interest expense	(103,516)	(38,253)	(61,572)	(35,052)	-	(238,393)
Depreciation and amortization	(1,187,800)	(707,863)	(179,222)	(74,934)	-	(2,149,819)
Share of the profit or loss of associates and joint ventures	20,663	1,055	4,628	(334)	-	26,012
Impairment loss	(1,514)	(1,212)	(1,281)	(15,310)	-	(19,317)
Segment profit before income tax	989,456	482,139	244,016	(80,192)	-	1,635,419
Expenditures for segment assets	3,614,648	1,646,472	187,898	21,703	-	5,470,721

December 31, 2025

Investments accounted for using the equity method	615,639	106,978	75,305	-	-	797,922
Contract assets	193,415	47,838	-	-	-	241,253

Note 1:	Inter-group revenues were eliminated upon consolidation.

Note 2:	The disaggregated product and service type from the Group’s contract with customer is the same as those disclosed in above reportable segment.

Summary of Revenue from Major Products and Services
b.	Revenue from major products and services

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$256,805,887	$261,731,413	$308,342,594	$9,829,219
Testing service	49,879,923	54,561,480	71,900,228	2,292,006
EMS	268,218,002	271,293,309	257,192,747	8,198,685
Others	7,010,659	7,823,383	7,952,141	253,495

	$581,914,471	$595,409,585	$645,387,710	$20,573,405

Summary of Geographical Information
The Group’s revenue from external customers by location of headquarter and information about its non-current assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

United States	$370,306,818	$358,708,176	$365,789,167	$11,660,477
Taiwan	70,492,517	89,274,839	115,968,173	3,696,786
Asia	75,316,422	82,989,985	97,824,930	3,118,423
Europe	65,026,966	63,429,243	64,908,598	2,069,130
Others	771,748	1,007,342	896,842	28,589

	$581,914,471	$595,409,585	$645,387,710	$20,573,405

2)	Non-current assets

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Taiwan	$291,081,213	$393,993,690	$12,559,569
China	70,968,611	72,078,909	2,297,702
Others	54,869,345	56,407,492	1,798,135

	$416,919,169	$522,480,091	$16,655,406

Non-current assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.